Regulatory Matters - Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Actual Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)	$ 95,093	$ 83,177
Tier 1 Capital (to Risk-Weighted Assets)	86,424	75,871
Tier 1 Common Equity (to Risk-Weighted Assets)	86,424	75,871
Tier 1 Capital (to Assets)	$ 86,424	$ 75,871
Actual Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets)	0.1228	0.1369
Tier 1 Capital (to Risk-Weighted Assets)	0.1116	0.1249
Tier 1 Common Equity (to Risk-Weighted Assets)	11.16%	12.49%
Tier 1 Capital (to Assets)	0.0820	0.0831
Minimum Capital Adequacy Purposes Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)	$ 61,934	$ 48,593
Tier 1 Capital (to Risk-Weighted Assets)	46,451	36,445
Tier 1 Common Equity (to Risk-Weighted Assets)	34,838	27,334
Tier 1 Capital (to Assets)	$ 42,175	$ 36,522
Minimum Capital Adequacy Purposes Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets)	0.0800	0.0800
Tier 1 Capital (to Risk-Weighted Assets)	0.0600	0.0600
Tier 1 Common Equity (to Risk-Weighted Assets)	4.50%	4.50%
Tier 1 Capital (to Assets)	0.0400	0.0400
Minimum To Be "Well Capitalized" Under Prompt Corrective Provisions Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)	$ 77,418	$ 60,741
Tier 1 Capital (to Risk-Weighted Assets)	61,934	48,593
Tier 1 Common Equity (to Risk-Weighted Assets)	50,322	39,482
Tier 1 Capital (to Assets)	$ 52,719	$ 45,652
Minimum To Be "Well Capitalized" Under Prompt Corrective Provisions Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets)	0.1000	0.1000
Tier 1 Capital (to Risk-Weighted Assets)	0.0800	0.0800
Tier 1 Common Equity (to Risk-Weighted Assets)	6.50%	6.50%
Tier 1 Capital (to Assets)	0.0500	0.0500
Minimum for Capital Adequacy With Buffer Amount [Abstract]
Total Core Capital (to Risk-Weighted Assets)	$ 81,289	$ 63,778
Tier 1 Capital (to Risk-Weighted Assets)	65,805	51,630
Tier 1 Common Equity (to Risk-Weighted Assets)	54,192	42,519
Tier 1 Capital (to Assets)	$ 52,719	$ 45,652
Minimum for Capital Adequacy With Buffer Ratio [Abstract]
Total Core Capital (to Risk-Weighted Assets)	10.50%	10.50%
Tier 1 Capital (to Risk-Weighted Assets)	8.50%	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets)	7.00%	7.00%
Tier 1 Capital (to Assets)	5.00%	5.00%